Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2021
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty

4.Critical accounting judgments and key sources of estimation uncertainty

In the application of the Group’s accounting policies, which are described in Note 2, management of the Group is required to make judgments, estimates, and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The judgments, estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

Management has exercised the following critical judgments in the process of applying its accounting policies, which is considered to have the most significant effect on the amounts recognized in the consolidated and combined financial statements:

-	Contingencies

Management makes judgments and estimates in recording provisions for matters relating to claims and litigation. Actual costs may vary from estimates for several reasons, such as changes in cost estimates for resolution of complaints and disputes based on different interpretations of the law, opinions and evaluations concerning the amount of loss.

Contingencies are recorded as provisions when it is probable that a liability has been incurred and the amount of the loss is reasonably estimable. It is not practical to estimate sensitivity to potential losses if other assumptions were used to record these provisions, due to the number of underlying assumptions and the range of possible reasonable outcomes regarding potential actions by third parties, such as regulators, both in terms of loss probability and estimates of such loss.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods. The significant estimates impacting the Group’s consolidated and combined financial statements are as follows:

-	Key assumptions used in impairment testing on long-lived assets

The Group performs annual impairment testing on long-lived assets, for which key assumptions are used in the calculation of the recoverable amount (see Note 11). For impairment testing, goodwill is allocated to the cash-generating unit (“CGU”) from which the Group has considered that economic and operational synergies of business combinations are generated. The recoverable amounts of the CGU have been determined based on the calculations of their value in use, which require the use of estimates. The most significant of these estimates are as follows

●	Estimates of future gross and operating margins, according to the historical performance and industry expectations of the CGU.
●	Discount rate based on the weighted average cost of capital (WACC) of the CGU.
●	Long-term growth rates.

-	Estimation of probability of default and recovery rate to apply the model of expected losses in the impairment of financials assets

The Group assigns to the debtors with whom it maintains an account receivable at each reporting date, either individually or as a group, an estimate of the probability of default in the payment of accounts receivable and the estimated recovery rate, in order to reflect the cash flows that are expected to be received from the current assets on that date.